WASATCH FUNDS TRUST

Supplement dated January 17, 2014 to the

Prospectus and Statement of Additional Information each dated January 31, 2013

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund® (WAINX)

Wasatch Emerging Markets Select Fund™ (WAESX)

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ (WAFMX)

Wasatch Global Opportunities Fund® (WAGOX)

Wasatch Heritage Growth Fund® (WAHGX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Large Cap Value Fund® (FMIEX)

Wasatch Long/Short Fund® (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX)

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund® (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus and Statement of Additional Information for Investor Class shares, each dated January 31, 2013. You should retain this Supplement, the Prospectus and Statement of Additional Information for future reference. Additional copies of the Prospectus and Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on January 31, 2014, the International Growth Fund is closed to new investors with the exception of: (1) investors who purchase shares directly from Wasatch Funds (2) clients of investment advisors with discretionary investment allocation programs where such advisors and programs had investments in the International Growth Fund prior to the close of business on January 31, 2014, (3) retirement plans and their participants where such plans had investments in the Fund prior to the close of business on January 31, 2014.

As described in more detail in the Statement of Additional Information, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE